UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-1548


                           Armstrong Associates, Inc.
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               (Exact name of registrant as specified in charter)

                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
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                    (Address of principal executive offices)

                                  C. K. Lawson
                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
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                     (Name and address of agent for service)

Registrant's telephone number: 214-720-9101

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007


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ITEM 1. SCHEDULE OF INVESTMENTS.

ARMSTRONG ASSOCIATES, INC.

                     SCHEDULE OF INVESTMENTS MARCH 31, 2007

Shares       Industry & Issue                     Market Value       % of Assets

           AEROSPACE,  INDUSTRIAL
              EQUIPMENT & MATERIALS

   5,000   The Boeing  Company                    $   444,550              2.5%
   4,000   Caterpillar, Inc.                      $   268,120              1.5%
  12,000   Praxair,  Inc                          $   755,520              4.3%
   8,000   United Technologies Corporation        $   520,000              3.0%

           BROADCASTING,  MEDIA & ADVERTISING

   5,000   Omnicom Corporation                    $   511,900              2.9%
  30,000   Time Warner, Inc.                      $   591,600              3.4%

           BUSINESS SERVICES & PRODUCTS

  15,000   Avery Dennison Corporation             $   642,600              3.7%
  10,500   Iron Mountain                          $   411,547              2.3%
  13,500   Staples, Inc                           $   348,840              2.0%

           COMMUNICATIONS AND RELATED

   5,000   Esco Technologies, Inc.                $   224,100              1.3%
  12,000   Corning, Inc                           $   272,880              1.6%

           COMPUTER, SOFTWARE AND RELATED

  10,000   Cisco Systems, Inc.                    $   255,300              1.5%
   8,000   Dell, Inc.                             $   185,680              1.1%
  10,000   Intel Corporation                      $   191,300              1.1%
   6,000   Intuit, Inc.                           $   328,320              1.9%
  10,000   Microsoft, Inc.                        $   278,700              1.6%

           CONSUMER DISCRETIONARY

  14,000   Brinker International                  $   686,700              3.9%
   4,000   Nutrisystem                            $   209,640              1.2%
  20,000   Pepsico, Inc                           $ 1,271,200              7.2%
   8,000   Royal Caribbean Cruises, Ltd           $   337,280              1.9%

           CONSUMER STAPLES

   8,000   CVS Caremark                           $   273,120              1.6%
   6,000   Kimberly Clark Corporation             $   410,940              2.3%
   7,051   Procter & Gamble                       $   445,341              2.5%
  16,000   Wal-Mart Stores, Inc                   $   469,500              2.7%

           DIVERSIFIED OPERATIONS

   7,000   General Electric                       $   247,520              1.4%
  10,000   Tyco International                     $   315,500              1.8%

           ENERGY AND RELATED

   8,000   Basic Energy Services                  $   186,400              1.1%
   5,500   Halliburton Company                    $   349,140              2.0%
   5,000   Pogo Producing Company                 $   240,500              1.4%
  10,000   Weatherford International, Inc.        $   451,000              2.6%

           ENVIRONMENTAL SERVICES


  12,000   Waste Connection, Inc.                 $   538,920              3.1%
  10,000   Waste Management, Inc                  $   344,100              2.0%

           FINANCIAL SERVICES

   8,000   Bank of America Corporation            $   408,160              2.3%
   7,000   First Data Corporation                 $   188,300              1.1%

           INTERNET RELATED

   6,000   Amazon.Com, Inc.                       $   238,740              1.4%
   7,500   Yahoo, Inc.                            $   234,675              1.3%

           MEDICAL AND RELATED

  15,000   Abbott Laboratories                    $   837,000              4.8%
   6,000   AMGEN, Inc                             $   335,280              1.9%
  20,000   Medtronics, Inc                        $   981,200              5.6%

           TRANSPORTATION SERVICES

   3,500   United Parcel Service, Inc.            $   245,350              1.4%
  15,000   UTI Worldwide, Inc.                    $   368,700              2.1%

           CASH, SHORT TERM DEBT AND
           RECEIVABLES LESS LIABILITIES           $   756,355              4.3%

           Total Net Assets                       $17,601,518            100.0%

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Armstrong Associates, Inc.


/s/ C. K. Lawson
--------------------------
C. K. Lawson
President (CEO) and Treasurer (CFO),
Armstrong Associates, Inc.

Date: April 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ C. K. Lawson
--------------------------
C. K. Lawson
President (CEO) and Treasurer (CFO),
Armstrong Associates, Inc.

Date: April 30, 2007